UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

AMG Funds III

(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

AMG Funds LLC

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31

Date of reporting period: June 1, 2021 – November 30, 2021

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

November 30, 2021

AMG GW&K International Small Cap Fund

Class N: MECAX	Class I: MECIX	Class Z: MECZX

amgfunds.com	113021	SAR065

AMG Funds Semi-Annual Report — November 30, 2021 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	4

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	8

Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	10

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	11

Detail of changes in assets for the past two fiscal periods

Financial Highlights	12

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	15

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	20

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended November 30, 2021	Expense Ratio for the Period	Beginning Account Value 06/01/21	Ending Account Value 11/30/21	Expenses Paid During the Period*
AMG GW&K International Small Cap Fund
Based on Actual Fund Return
Class N	1.14%	$1,000	$912	$5.46
Class I	0.99%	$1,000	$912	$4.75
Class Z	0.89%	$1,000	$913	$4.27
Based on Hypothetical 5% Annual Return
Class N	1.14%	$1,000	$1,019	$5.77
Class I	0.99%	$1,000	$1,020	$5.01
Class Z	0.89%	$1,000	$1,021	$4.51

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Fund Performance (unaudited) Periods ended November 30, 2021

The table below shows the average annual total returns for the periods indicated for the Fund, as well as the Fund’s relative index for the same time periods ended November 30, 2021.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG GW&K International Small Cap Fund2, [3,4,5,6,7,8,9,10,11,12]

Class N	(8.84%)	4.08%	4.82%	10.69%	9.44%	04/01/96

Class I	(8.77%)	4.27%	4.96%	10.90%	10.78%	06/25/93

Class Z	(8.73%)	4.34%	—	—	4.07%	05/31/17

MSCI World ex USA Small Cap Index[13]	(4.53%)	13.84%	10.72%	9.32%	7.88%	05/31/17†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset per share for the Fund and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.

†	Date reflects the inception date of the Fund’s Class Z shares, not the index.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of November 30, 2021. All returns are in U.S. dollars ($).

[2]	Performance shown for periods prior to October 8, 2020, reflects the performance and investment strategies of the Fund’s previous subadvisor, Cadence Capital Management LLC.

[3]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[4]

Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

[5]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[6]

The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[7]	The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.
[8]

The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[9]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[10]

Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[11]	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

[12]

The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive, and environmental conditions.

[13]

The MSCI World ex USA Small Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure the small capitalization equity market performance of developed markets, excluding the U.S. Please go to msci.com for most current list of countries represented by the index. Unlike the Fund, the MSCI World ex USA Small Cap Index is unmanaged, is not available for investment and does not incur expenses.

All MSCI data is provided “as is”. The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG GW&K International Small Cap Fund Fund Snapshots (unaudited) November 30, 2021

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Industrials	34.3

Information Technology	12.2

Materials	11.5

Health Care	9.4

Consumer Staples	9.2

Consumer Discretionary	7.4

Real Estate	5.9

Communication Services	4.0

Energy	1.3

Short-Term Investments	2.7

Other Assets Less Liabilities	2.1

TOP TEN HOLDINGS

Security Name	% of Net Assets

Digital Hearts Holdings Co., Ltd. (Japan)	2.8

UT Group Co., Ltd. (Japan)	2.4

Kitron A.S.A. (Norway)	2.2

Hardwoods Distribution, Inc. (Canada)	2.1

VIB Vermoegen AG (Germany)	1.9

SITC International Holdings Co., Ltd. (Hong Kong)	1.9

Micro-Star International Co., Ltd. (Taiwan)	1.7

FULLCAST Holdings Co., Ltd. (Japan)	1.7

Hill & Smith Holdings PLC (United Kingdom)	1.6

Altus Group, Ltd. (Canada)	1.6

Top Ten as a Group	19.9

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K International Small Cap Fund Schedule of Portfolio Investments (unaudited) November 30, 2021

	Shares	Value

Common Stocks - 95.2%

Communication Services - 4.0%

Embracer Group AB (Sweden)*,1	53,894	$582,393

Enad Global 7 AB (Sweden)*,1	122,283	340,238

Nihon Falcom Corp. (Japan)	41,425	486,243

Paradox Interactive AB (Sweden)	24,124	380,461

Total Communication Services		1,789,335

Consumer Discretionary - 7.4%

Garrett Motion, Inc. (Switzerland)*,1	68,815	485,834

Hamee Corp. (Japan)[1]	48,508	471,799

Max Stock, Ltd. (Israel)	172,809	638,722

MIPS AB (Sweden)	4,465	593,429

Pierce Group AB (Sweden)*	63,418	506,471

Puuilo Oyj (Finland)*	70,270	586,542

Total Consumer Discretionary		3,282,797

Consumer Staples - 9.2%

Becle SAB de CV (Mexico)	262,300	601,727

Grupo Herdez SAB de CV (Mexico)	177,978	315,492

Hilton Food Group PLC (United Kingdom)	41,190	619,021

Kusuri no Aoki Holdings Co., Ltd. (Japan)	9,275	588,040

La Doria S.P.A. (Italy)	29,217	546,728

Nissin Foods Co. Ltd. (Hong Kong)	516,750	372,296

Sarantis, S.A. (Greece)	55,680	543,062

Schouw & Co. A/S (Denmark)	5,824	470,694

Total Consumer Staples		4,057,060

Energy - 1.3%

Diversified Energy Co. PLC (United States)	418,800	552,860

Health Care - 9.4%

Arjo AB, Class B (Sweden)	52,888	664,803

Ergomed PLC (United Kingdom)*	35,602	606,066

GVS S.P.A. (Italy)[2]	38,007	476,872

Haw Par Corp., Ltd. (Singapore)[1]	64,000	527,173

Renalytix PLC (United States)*,1	45,056	423,331

Riverstone Holdings, Ltd. (Singapore)	722,300	372,937

Sedana Medical AB (Sweden)*	54,955	546,342

Siegfried Holding AG (Switzerland)	613	551,599

Total Health Care		4,169,123

Industrials - 34.3%

Alconix Corp. (Japan)	38,700	399,188

Alliance Global Group, Inc. (Philippines)	2,957,900	664,835

Calian Group, Ltd. (Canada)	11,782	516,307

Clarkson PLC (United Kingdom)	13,386	643,568

Delta Plus Group (France)	6,536	623,209

	Shares	Value

Elbit Systems, Ltd. (Israel)	4,069	$593,360

Fluidra, S.A. (Spain)	14,542	554,707

Fukushima Galilei Co., Ltd. (Japan)	14,200	522,612

FULLCAST Holdings Co., Ltd. (Japan)	31,700	739,036

Hardwoods Distribution, Inc. (Canada)	28,549	935,505

Hosokawa Micron Corp. (Japan)	17,850	445,636

Marel HF (Iceland)	85,915	547,591

Nippon Concept Corp. (Japan)	38,321	554,609

Nippon Parking Development Co., Ltd. (Japan)	364,975	437,397

Omni Bridgeway, Ltd. (Australia)*	277,751	639,880

Rheinmetall AG (Germany)	6,725	596,315

Richelieu Hardware, Ltd. (Canada)	18,260	605,069

Saab AB, Class B (Sweden)	19,995	521,297

Senshu Electric Co., Ltd. (Japan)	17,025	689,589

SITC International Holdings Co., Ltd. (Hong Kong)	209,500	836,404

Stabilus, S.A. (Luxembourg)	8,386	557,795

Sumitomo Densetsu Co., Ltd. (Japan)	1,275	21,626

Ten Pao Group Holdings, Ltd. (China)	2,153,000	512,304

Toyo Construction Co., Ltd. (Japan)	99,800	459,006

UT Group Co., Ltd. (Japan)	30,500	1,080,789

Yamazen Corp. (Japan)	52,775	451,577

Total Industrials		15,149,211

Information Technology - 12.2%

Ai Holdings Corp. (Japan)	28,650	487,977

Argo Graphics, Inc. (Japan)	19,225	479,534

Digital Hearts Holdings Co., Ltd. (Japan)	56,975	1,239,267

Digital Information Technologies Corp. (Japan)	40,946	501,325

Esprinet S.P.A. (Italy)	42,613	577,791

GMO Pepabo, Inc. (Japan)	18,950	407,418

Kitron A.S.A. (Norway)	449,414	952,193

Micro-Star International Co., Ltd. (Taiwan)	129,500	757,783

Total Information Technology		5,403,288

Materials - 11.5%

Asahi Holdings, Inc. (Japan)	38,675	650,009

Corticeira Amorim SGPS, S.A. (Portugal)	41,014	517,235

Eagle Cement Corp. (Philippines)	2,214,275	615,260

Elopak A.S.A. (Norway)*	184,900	529,318

Hill & Smith Holdings PLC (United Kingdom)	31,941	717,061

Huhtamaki Oyj (Finland)	12,226	524,603

Marshalls PLC (United Kingdom)	54,488	501,487

Mayr Melnhof Karton AG (Austria)	2,799	544,718

Vidrala, S.A. (Spain)	5,126	485,419

Total Materials		5,085,110

The accompanying notes are an integral part of these financial statements.

AMG GW&K International Small Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Real Estate - 5.9%

Altus Group, Ltd. (Canada)	13,612	$697,090

Far East Consortium International, Ltd. (Hong Kong)	1,688,140	517,396

Patrizia AG (Germany)	23,087	523,136

VIB Vermoegen AG (Germany)	17,854	850,425

Total Real Estate		2,588,047

Total Common Stocks
(Cost $42,258,139)		42,076,831

	Principal Amount

Short-Term Investments - 2.7%

Joint Repurchase Agreements - 2.7%[3]

Citigroup Global Markets, Inc., dated 11/30/21, due 12/01/21, 0.050% total to be received $214,134 (collateralized by various U.S. Treasuries, 0.000% - 3.000%, 12/02/21 - 11/15/51, totaling $218,417)	$214,134	214,134

	Principal Amount	Value

RBC Dominion Securities, Inc., dated 11/30/21, due 12/01/21, 0.050% total to be received $1,000,001 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.125%, 02/15/22 -12/01/51, totaling $1,020,000)	$1,000,000	$1,000,000

Total Short-Term Investments
(Cost $1,214,134)		1,214,134

Total Investments - 97.9%
(Cost $43,472,273)		43,290,965

Other Assets, less Liabilities - 2.1%		917,776

Net Assets - 100.0%		$44,208,741

*	Non-income producing security.

[1]

Some of these securities, amounting to $1,306,222 or 3.0% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2021, the value of this security amounted to $476,872 or 1.1% of net assets.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

The accompanying notes are an integral part of these financial statements.

AMG GW&K International Small Cap Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of November 30, 2021:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities

Common Stocks

Industrials	$3,805,835	$11,343,376	—	$15,149,211

Information Technology	—	5,403,288	—	5,403,288

Materials	2,879,693	2,205,417	—	5,085,110

Health Care	606,066	3,563,057	—	4,169,123

Consumer Staples	3,096,724	960,336	—	4,057,060

Consumer Discretionary	1,578,847	1,703,950	—	3,282,797

Real Estate	2,588,047	—	—	2,588,047

Communication Services	—	1,789,335	—	1,789,335

Energy	—	552,860	—	552,860

Short-Term Investments

Joint Repurchase Agreements	—	1,214,134	—	1,214,134

Total Investments in Securities	$14,555,212	$28,735,753	—	$43,290,965

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended November 30, 2021, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at November 30, 2021, was as follows:

Country	% of Long-Term Investments

Australia	1.5

Austria	1.3

Canada	6.6

China	1.2

Denmark	1.1

Finland	2.7

France	1.5

Germany	4.7

Greece	1.3

Hong Kong	4.1

Iceland	1.3

Israel	2.9

Italy	3.8

Japan	26.4

Country	% of Long-Term Investments

Luxembourg	1.3

Mexico	2.2

Norway	3.5

Philippines	3.1

Portugal	1.2

Singapore	2.1

Spain	2.5

Sweden	9.8

Switzerland	2.5

Taiwan	1.8

United Kingdom	7.3

United States	2.3

100.0

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited) November 30, 2021

AMG GW&K International Small Cap Fund

Assets:

Investments at value[1] (including securities on loan valued at $1,306,222)	$43,290,965

Cash	2,052,125

Foreign currency[2]	71,353

Receivable for investments sold	3,447

Dividend and interest receivables	107,130

Securities lending income receivable	7,273

Receivable for Fund shares sold	20,718

Receivable from affiliate	7,795

Prepaid expenses and other assets	16,466

Total assets	45,577,272

Liabilities:

Payable upon return of securities loaned	1,214,134

Payable for Fund shares repurchased	52,570

Accrued expenses:

Investment advisory and management fees	26,197

Administrative fees	5,695

Shareholder service fees	4,312

Other	65,623

Total liabilities	1,368,531

Net Assets	$44,208,741

[1] Investments at cost	$43,472,273

[2] Foreign currency at cost	$72,598

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

AMG GW&K
International Small
Cap Fund

Net Assets Represent:

Paid-in capital	$53,606,962

Total distributable loss	(9,398,221)

Net Assets	$44,208,741

Class N:

Net Assets	$6,312,176

Shares outstanding	128,291

Net asset value, offering and redemption price per share	$49.20

Class I:

Net Assets	$34,770,149

Shares outstanding	643,759

Net asset value, offering and redemption price per share	$54.01

Class Z:

Net Assets	$3,126,416

Shares outstanding	57,626

Net asset value, offering and redemption price per share	$54.25

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited) For the six months ended November 30, 2021

AMG GW&K
International Small
Cap Fund

Investment Income:

Dividend income	$510,440

Securities lending income	31,977

Foreign withholding tax	(53,271)

Total investment income	489,146

Expenses:

Investment advisory and management fees	166,113

Administrative fees	36,111

Shareholder servicing fees - Class N	9,250

Shareholder servicing fees - Class I	17,690

Registration fees	27,040

Reports to shareholders	22,022

Professional fees	14,668

Custodian fees	10,173

Transfer agent fees	1,501

Trustee fees and expenses	1,471

Miscellaneous	2,424

Total expenses before offsets	308,463

Expense reimbursements	(67,260)

Net expenses	241,203

Net investment income	247,943

Net Realized and Unrealized Loss:

Net realized gain on investments	1,818,829

Net realized loss on foreign currency transactions	(19,491)

Net change in unrealized appreciation/depreciation on investments	(6,316,463)

Net change in unrealized appreciation/depreciation on foreign currency translations	(6,959)

Net realized and unrealized loss	(4,524,084)

Net decrease in net assets resulting from operations	$(4,276,141)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the six months ended November 30, 2021 (unaudited) and the fiscal year ended May 31, 2021

	AMG GW&K International Small Cap Fund

	November 30, 2021	May 31, 2021

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income (loss)	$247,943	$(71,121)

Net realized gain on investments	1,799,338	11,422,418

Net change in unrealized appreciation/depreciation on investments	(6,323,422)	11,269,313

Net increase (decrease) in net assets resulting from operations	(4,276,141)	22,620,610

Capital Share Transactions:[1]

Net decrease from capital share transactions	(444,793)	(69,085,612)

Total decrease in net assets	(4,720,934)	(46,465,002)

Net Assets:

Beginning of period	48,929,675	95,394,677

End of period	$44,208,741	$48,929,675

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG GW&K International Small Cap Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended May 31,
	November 30, 2021

Class N	(unaudited)	2021	2020	2019	2018	2017[1]

Net Asset Value, Beginning of Period	$53.97	$41.45	$47.84	$59.14	$45.76	$36.33

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	0.24	(0.12)	(0.11)	(0.30)	(0.25)[4]	(0.36)[5]

Net realized and unrealized gain (loss) on investments	(5.01)	12.64	(6.27)	(6.47)	13.63	9.79

Total income (loss) from investment operations	(4.77)	12.52	(6.38)	(6.77)	13.38	9.43

Less Distributions to Shareholders from:

Net realized gain on investments	—	—	(0.01)	(4.53)	—	—

Net Asset Value, End of Period	$49.20	$53.97	$41.45	$47.84	$59.14	$45.76

Total Return[3]	(8.84)%[6,7]	30.20%[7]	(13.35)%[7]	(10.92)%[7]	29.24%[7]	25.92%

Ratio of net expenses to average net assets	1.14%[8]	1.14%	1.13%	1.11%	1.08%	1.62%

Ratio of gross expenses to average net assets[9]	1.42%[8]	1.31%	1.22%	1.17%	1.20%	1.79%

Ratio of net investment income (loss) to average net assets[3]	0.89%[8]	(0.26)%	(0.24)%	(0.54)%	(0.47)%	(0.83)%

Portfolio turnover	14%[6]	236%	96%	96%	89%	90%

Net assets end of period (000’s) omitted	$6,312	$8,198	$11,651	$32,440	$23,759	$13,446

AMG GW&K International Small Cap Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended May 31,
	November 30, 2021

Class I	(unaudited)	2021	2020	2019	2018	2017[1]

Net Asset Value, Beginning of Period	$59.20	$45.40	$52.32	$64.10	$49.54	$39.25

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	0.30	(0.05)	(0.05)	(0.25)	(0.21)[4]	(0.29)[5]

Net realized and unrealized gain (loss) on investments	(5.49)	13.85	(6.86)	(7.00)	14.77	10.58

Total income (loss) from investment operations	(5.19)	13.80	(6.91)	(7.25)	14.56	10.29

Less Distributions to Shareholders from:

Net realized gain on investments	—	—	(0.01)	(4.53)	—	—

Net Asset Value, End of Period	$54.01	$59.20	$45.40	$52.32	$64.10	$49.54

Total Return[3,7]	(8.77)%[6]	30.39%	(13.22)%	(10.82)%	29.39%	26.22%

Ratio of net expenses to average net assets	0.99%[8]	0.98%	0.99%	0.99%	0.98%	1.42%

Ratio of gross expenses to average net assets[9]	1.27%[8]	1.15%	1.08%	1.05%	1.10%	1.60%

Ratio of net investment income (loss) to average net assets[3]	1.04%[8]	(0.10)%	(0.10)%	(0.42)%	(0.37)%	(0.64)%

Portfolio turnover	14%[6]	236%	96%	96%	89%	90%

Net assets end of period (000’s) omitted	$34,770	$36,476	$60,267	$116,101	$85,329	$56,850

AMG GW&K International Small Cap Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended May 31,
	November 30, 2021

Class Z	(unaudited)	2021	2020	2019	2018[10]

Net Asset Value, Beginning of Period	$59.44	$45.54	$52.43	$64.16	$49.54

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	0.33	(0.00)[11]	0.00 [11]	(0.19)	(0.17)[4]

Net realized and unrealized gain (loss) on investments	(5.52)	13.90	(6.88)	(7.01)	14.79

Total income (loss) from investment operations	(5.19)	13.90	(6.88)	(7.20)	14.62

Less Distributions to Shareholders from:

Net realized gain on investments	—	—	(0.01)	(4.53)	—

Net Asset Value, End of Period	$54.25	$59.44	$45.54	$52.43	$64.16

Total Return[3,7]	(8.73)%[6]	30.52%	(13.13)%	(10.73)%	29.51%

Ratio of net expenses to average net assets	0.89%[8]	0.89%	0.89%	0.89%	0.89%

Ratio of gross expenses to average net assets[9]	1.17%[8]	1.06%	0.98%	0.95%	1.01%

Ratio of net investment income (loss) to average net assets[3]	1.14%[8]	(0.01)%	0.00%[12]	(0.32)%	(0.28)%

Portfolio turnover	14%[6]	236%	96%	96%	89%

Net assets end of period (000’s) omitted	$3,126	$4,256	$23,477	$26,724	$23,412

[1]	Effective October 1, 2016, the Service Class and Institutional Class were renamed Class S and Class I, respectively. Effective February 27, 2017, Class S was renamed Class N.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.26), $(0.23), and $(0.19) for Class N, Class I and Class Z shares, respectively.

[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.38) and $(0.31) for Class N and Class I shares, respectively.

[6]	Not annualized.

[7]	The total return is calculated using the published Net Asset Value as of period end.

[8]	Annualized.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[10]	Commencement of operations was on May 31, 2017.

[11]	Less than $0.005 or $(0.005) per share.

[12]	Less than 0.005%.

Notes to Financial Statements (unaudited) November 30, 2021

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds III (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG GW&K International Small Cap Fund (the “Fund”).

The Fund offers Class N, Class I and Class Z shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the Fund and thus Fund performance.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the

Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.

Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted

Notes to Financial Statements (continued)

prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Fund becomes aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. There were no permanent differences during the year. Temporary differences are due to the mark-to-market of passive foreign investment companies and wash sales.

At November 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Depreciation
$43,472,273	$4,976,971	$(5,158,279)	$(181,308)

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of May 31, 2021, the Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Short-Term	Long-Term	Total
$9,800,314	$960,011	$10,760,325

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

Notes to Financial Statements (continued)

For the six months ended November 30, 2021 (unaudited) and the fiscal year ended May 31, 2021, the capital stock transactions by class for the Fund were as follows:

	November 30, 2021		May 31, 2021
	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	3,763	$198,561	13,933	$651,258

Cost of shares repurchased	(27,349)	(1,453,186)	(143,133)	(6,859,390)

Net decrease	(23,586)	$(1,254,625)	(129,200)	$(6,208,132)

Class I:

Proceeds from sale of shares	105,735	$6,142,047	433,836	$23,679,485

Cost of shares repurchased	(78,083)	(4,510,776)	(1,145,309)	(58,942,212)

Net increase (decrease)	27,652	$1,631,271	(711,473)	$(35,262,727)

Class Z:

Proceeds from sale of shares	295	$17,263	448,615	$20,482,546

Cost of shares repurchased	(14,269)	(838,702)	(892,534)	(48,097,299)

Net decrease	(13,974)	$(821,439)	(443,919)	$(27,614,753)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At November 30, 2021, the market value of Repurchase Agreements outstanding was $1,214,134.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects one or more subadvisers for the Fund (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by GW&K Investment Management, LLC (“GW&K”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended November 30, 2021, the Fund paid an investment management fee the annual rate of 0.69% of the average daily net assets of the Fund.

The Investment Manager has contractually agreed, through at least October 1, 2022, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and

Notes to Financial Statements (continued)

extraordinary expenses) to the annual rate of 0.89% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

At November 30, 2021, the Fund’s expiration of reimbursements subject to recoupment is as follows:

Expiration Period

Less than 1 year	$142,903
1-2 years	124,849

2-3 years	130,899

Total	$398,651

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended November 30, 2021, were as follows:

	Maximum Annual	Actual
	Amount	Amount
	Approved	Incurred

Class N	0.25%	0.25%

Class I	0.10%	0.10%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At November 30, 2021, the Fund had no interfund loans outstanding.

The Fund did not utilize the interfund loan program during the six months ended November 30, 2021.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended November 30, 2021, were $6,225,303 and $7,561,792, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the six months ended November 30, 2021.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned.

Notes to Financial Statements (continued)

Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at November 30, 2021, were as follows:

	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received
$1,306,222	$1,214,134	$214,215	$1,428,349

Collateral	Coupon	Maturity
Type	Range	Date Range
U.S. Treasury Obligations	0.000%-3.125%	12/09/21-08/15/48

5. FOREIGN SECURITIES

The Fund invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. The Fund’s investments in emerging market countries are exposed to additional risks. The Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

7. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Fund’s open Repurchase Agreements that are subject to a master netting agreement as of November 30, 2021:

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
	Gross Amounts of
	Assets Presented in		Net
	the Statement of	Offset	Asset	Collateral	Net
	Assets and Liabilities	Amount	Balance	Received	Amount

Citigroup Global Markets, Inc.	$214,134	—	$214,134	$214,134	—

RBC Dominion Securities, Inc.	1,000,000	—	1,000,000	1,000,000	—

Total	$1,214,134	—	$1,214,134	$1,214,134	—

8. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

Annual Renewal of Investment Management and Subadvisory Agreements

AMG GW&K International Small Cap Fund (formerly AMG Managers Cadence Emerging Companies Fund): Approval of Investment Management Agreement on June 24, 2021

At a meeting held via telephone and video conference on June 24, 2021,[1] the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds III (the “Trust”) (the “Independent Trustees”), approved the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for AMG GW&K International Small Cap Fund (formerly AMG Managers Cadence Emerging Companies Fund) (the “Fund”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”).[2] The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of the Investment Management Agreement. In considering the Investment Management Agreement, the Trustees reviewed a variety of materials relating to the Fund and the Investment Manager, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for the Fund (the “Peer Group”), performance information for the relevant benchmark index for the Fund (the “Fund Benchmark”), other relevant matters, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the

Investment Manager in Board meetings relating to the performance of its duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to the Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to the Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and annual consideration of the Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

PERFORMANCE

The Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s investment philosophy, strategy and techniques used in managing the Fund. The Board was mindful of the Investment Manager’s expertise, resources and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Fund and its discussions with the management of the Fund’s subadvisers during the period regarding the factors that contributed to the performance of the Fund.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2021 was below, below, below, and above, respectively, the median performance of the Peer Group and below, below, above, and above, respectively, the performance of the Fund Benchmark, the MSCI World ex USA Small Cap Index. The Trustees took into account management’s discussion of the Fund’s performance, including the fact that the Fund’s longer-term 5- and 10-year returns are ahead of the Fund Benchmark and that the Fund’s 10-year returns are in the top quintile of its Peer Group. The Trustees also took into account the fact that the Fund’s subadviser, investment strategy, and Fund Benchmark changed effective October 8, 2020, and that the performance information prior to that date

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

reflected that of the Fund’s prior subadviser and investment strategy. The Trustees concluded that the Fund’s performance is being addressed.

ADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 24, 2021 and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Fund, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the change in subadvisory fee rate that was implemented during the past year for the Fund. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees also noted payments made or to be made from the Subadviser to the Investment Manager, and other payments made or to be made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset level of the Fund, and the impact on profitability of both the current asset level and any future growth of assets of the Fund.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Fund, the Trustees noted the undertaking by the

Investment Manager to maintain a contractual expense limitation for the Fund. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

The Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares of the Fund as of March 31, 2021 were both lower than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through October 1, 2022, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.89%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager, the Fund’s advisory fees are reasonable.

*  *  *  *  *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement: (a) the Investment Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Management Agreement and (b) the Investment Manager maintains an appropriate compliance program.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 24, 2021, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement for the Fund.

[1] The Trustees determined that the conditions surrounding COVID-19 constituted unforeseen or emergency circumstances and that reliance on the Securities and Exchange Commission’s (“SEC”) exemptive order, which provides relief from the in-person voting requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), in certain circumstances (the “In-Person Relief”), was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19. The Trustees unanimously wished to rely on the In-Person Relief with respect to the approval of those matters on the agenda for the June 24, 2021 meeting that would otherwise require in-person votes under the 1940 Act. See Investment Company Release No. 33897 (June 19, 2020). This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC (Investment Company Release No. 33824 (March 25, 2020)).

2 At a meeting held via telephone and videoconference on October 8, 2020, the Board of the Trust, and separately a majority of the Independent Trustees, approved the Subadvisory Agreement with respect to the Fund (the “Subadvisory Agreement”). The Subadvisory Agreement was subsequently approved by the Fund’s shareholders at a special meeting held on December 22, 2020, for an initial two-year period.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

6023 Airport Road

Oriskany, NY 13424

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

4400 Computer Drive

Westborough, MA 01581

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Kurt A. Keilhacker

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

Garret W. Weston

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at amgfunds.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at amgfunds.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

amgfunds.com |

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap

AMG GW&K Small/Mid Cap Growth

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road International Value Equity

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

amgfunds.com |	113021 SAR065

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	February 1, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	February 1, 2022

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	February 1, 2022